Consolidated Portfolio of Investments (unaudited)
As of December 31, 2022
abrdn Global Infrastructure Income Fund

Shares		Value
COMMON STOCKS—81.7%
ARGENTINA—2.0%
Industrials—1.1%
Corp. America Airports SA(a)	220,800	$ 1,927,584
Materials—0.9%
Loma Negra Cia Industrial Argentina SA, ADR	251,200	1,720,720
Total Argentina		3,648,304
BRAZIL—4.4%
Industrials—3.4%
CCR SA	1,986,600	4,076,653
Rumo SA	587,600	2,075,527
		6,152,180
Utilities—1.0%
Omega Energia SA(a)	949,805	1,724,914
Total Brazil		7,877,094
CANADA—4.2%
Energy—2.5%
Enbridge, Inc.	114,400	4,471,232
Industrials—1.7%
Canadian Pacific Railway Ltd.	41,200	3,073,108
Total Canada		7,544,340
CHINA—1.4%
Industrials—1.0%
COSCO SHIPPING Ports Ltd.	2,314,100	1,836,456
Information Technology—0.4%
GDS Holdings Ltd., ADR(a)	36,300	748,506
Total China		2,584,962
COLOMBIA—0.5%
Communication Services—0.5%
Millicom International Cellular SA, SDR(a)	67,800	859,000
FRANCE—10.5%
Industrials—6.0%
Eiffage SA	37,900	3,727,997
Getlink SE	165,600	2,651,778
Vinci SA	45,300	4,515,815
		10,895,590
Utilities—4.5%
Engie SA	316,100	4,522,149
Veolia Environnement SA	136,100	3,497,009
		8,019,158
Total France		18,914,748
GERMANY—2.7%
Utilities—2.7%
RWE AG	109,600	4,845,162
INDONESIA—0.7%
Communication Services—0.7%
Sarana Menara Nusantara Tbk PT	18,345,200	1,296,854
ITALY—4.6%
Communication Services—1.3%
Infrastrutture Wireless Italiane SpA(b)	222,500	2,244,626
Materials—1.1%
Buzzi Unicem SpA	106,700	2,056,121
Shares		Value

Utilities—2.2%
Enel SpA	738,800	$ 3,973,371
Total Italy		8,274,118
LUXEMBOURG—0.7%
Communication Services—0.7%
SES SA	196,500	1,279,959
MALAYSIA—1.5%
Industrials—1.5%
Malaysia Airports Holdings Bhd(a)	1,801,200	2,684,721
MEXICO—2.5%
Industrials—2.5%
Grupo Aeroportuario del Centro Norte SAB de CV	228,000	1,752,955
Promotora y Operadora de Infraestructura SAB de CV	332,000	2,701,286
		4,454,241
NORWAY—0.7%
Communication Services—0.7%
Telenor ASA	142,400	1,330,439
PHILIPPINES—1.9%
Industrials—1.9%
International Container Terminal Services, Inc.	975,500	3,501,059
SPAIN—9.2%
Communication Services—2.2%
Cellnex Telecom SA(a)(b)	120,700	4,003,766
Industrials—5.1%
Aena SME SA(a)(b)	31,500	3,948,786
Ferrovial SA	199,053	5,211,748
		9,160,534
Utilities—1.9%
EDP Renovaveis SA	160,500	3,536,703
Total Spain		16,701,003
TANZANIA—1.5%
Communication Services—1.5%
Helios Towers PLC(a)	2,109,900	2,706,360
UNITED KINGDOM—4.5%
Communication Services—1.5%
IHS Holding Ltd.(a)	173,600	1,067,640
Vodafone Group PLC, ADR	151,000	1,528,120
		2,595,760
Industrials—0.9%
National Express Group PLC(a)	1,033,100	1,619,931
Utilities—2.1%
National Grid PLC, ADR	32,400	1,954,368
SSE PLC	92,200	1,896,271
		3,850,639
Total United Kingdom		8,066,330
UNITED STATES—28.2%
Communication Services—1.3%
DISH Network Corp., Class A(a)	55,000	772,200
Verizon Communications, Inc.	38,200	1,505,080
		2,277,280

Consolidated Portfolio of Investments (unaudited)  (concluded)
As of December 31, 2022
abrdn Global Infrastructure Income Fund

Shares		Value
COMMON STOCKS (continued)
UNITED STATES (continued)
Energy—5.4%
Kinder Morgan, Inc.	280,000	$ 5,062,400
Williams Cos., Inc.	141,200	4,645,480
		9,707,880
Industrials—4.0%
CoreCivic, Inc., REIT(a)	97,000	1,121,320
GEO Group, Inc. (The), REIT(a)	58,400	639,480
Norfolk Southern Corp.	11,500	2,833,830
Union Pacific Corp.	13,100	2,712,617
		7,307,247
Real Estate—4.1%
American Tower Corp., REIT	18,100	3,834,666
Crown Castle, Inc., REIT	26,300	3,567,332
		7,401,998
Utilities—13.4%
American Electric Power Co., Inc.	32,800	3,114,360
CenterPoint Energy, Inc.	119,100	3,571,809
Clearway Energy, Inc., Class C	62,800	2,001,436
CMS Energy Corp.	49,400	3,128,502
FirstEnergy Corp.	88,100	3,694,914
NextEra Energy Partners LP	30,800	2,158,772
NextEra Energy, Inc.	52,700	4,405,720
Vistra Corp.	93,300	2,164,560
		24,240,073
Total United States		50,934,478
Total Common Stocks		147,503,172
PRIVATE CREDIT(c)—3.2%
UNITED STATES—3.2%
Energy—3.2%
OYA Solar CDG LLC(d)(e)	–	5,752,643
Total Private Credit		5,752,643
PRIVATE EQUITY(a)(c)(f)—15.3%
UNITED STATES—15.3%
Communication Services—4.9%
BT Co-Invest Fund, L.P. (through abrdn Global Infrastructure Fund BL, LLC)(g)(h)	–	3,844,558
NOVA-telMAX HoldCo LLC(h)(i)	–	5,055,068
		8,899,626
Energy—6.2%
Arroyo Trinity Direct Investment I, L.P. (through abrdn Global Infrastructure Fund BL, LLC)(g)(h)	–	2,522,455
CAI Co-Invest LP (through abrdn Global Infrastructure Fund BL, LLC)(g)(h)	–	1,211,473
Cresta Highline Co-Invest Fund I (through abrdn Global Infrastructure Fund BL, LLC)(g)(h)	–	7,450,575
		11,184,503
Shares		Value

Industrials—2.1%
WR Holdings LLC (through abrdn Global Infrastructure Fund BL, LLC)(g)(h)	–	$ 3,821,573
Utilities—2.1%
Cresta BBR Co-Invest BL LLC(h)(j)	–	3,741,298
Total United States		27,647,000
Total Private Equity		27,647,000
SHORT-TERM INVESTMENT—0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class(k)	1,007,263	1,007,263
Total Short-Term Investment		1,007,263
Total Investments (Cost $177,644,525)—100.8%		181,910,078
Liabilities in Excess of Other Assets—(0.2%)		(415,721)
Net Assets—100.0%		$180,487,094

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Illiquid security.
(d)	Indicates a security that may be restricted in certain markets.
(e)	Fair Valued Security. Fair Value is determined pursuant to procedures approved by the Fund’s Board of Directors. Unless otherwise noted, securities are valued by applying valuation factors to the exchange trade price. See Note 1(a) of the accompanying Notes to Consolidated Portfolio of Investments for inputs used.
(f)	Private Equity Investments. See of the accompanying Notes to Consolidated Portfolio of Investments.
(g)	abrdn Global Infrastructure Income Fund BL, LLC invests 100% of its capital in Arroyo Trinity Direct Investment I, BT Co-Invest Fund, L.P., Climate Adaptive Infrastructure (CAI) Co-Invest Fund LP, Cresta Highline Co-Invest, L.P. and WR Holdings LLC in which the Fund's percent of ownership is approximately 2%, 9%, 8%, 32% and 5%, respectively.
(h)	Restricted security, not readily marketable.
(i)	NOVA-telMAX HoldCo LLC invests 100% of its capital in Telmax Inc., in which the Fund's percentage of ownership is approximately 15%.
(j)	Cresta Blocker invests 100% of its capital in Cresta Fund LP, in which the Fund's percentage of ownership is approximately 18%
(k)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of December 31, 2022.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Notes to Consolidated Portfolio of Investments
December 31, 2022 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board") designated the Investment Adviser as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.
Foreign equity securities that are traded on foreign exchanges that close prior to Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider approved by the Board. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities.These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security.When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value (“NAV”). Generally, these investment types are categorized as Level 1 investments.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Level 1 — quoted prices in active markets for identical investments;
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The Fund may also invest in infrastructure investments through private transactions, which represented 18.5% of the net assets of the Fund as of December 31, 2022. For the private equity investments, the Fund follows the guidance issued in ASU 2015-07 Topic 820, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), and values private investment companies using the NAVs provided by the underlying private investment companies as a practical expedient. The Fund determined that the use of the practical expedient was appropriate as the investments in private investment companies did not have readily determinable fair values. The Fund applies the practical expedient to private investment companies on an investment-by-investment basis, and consistently with the Fund’s entire position in a particular investment, unless it is probable that the Fund will sell a portion of an investment at an amount different from the NAV of the investment. In such cases, the Fund may make adjustments to the NAV reported by the private investment company based on market or economic changes, which can include market fluctuations or other economic conditions for which it may be necessary to adjust a reported NAV. In addition,
3

Notes to Consolidated Portfolio of Investments  (concluded)
December 31, 2022 (unaudited)

the impact of changes in the market environment and other events on the fair values of the Fund’s investments that have no readily available market values may differ from the impact of such changes on the readily available market values for the Fund’s other investments. The Fund’s net asset value could be adversely affected if the Fund’s determinations regarding the fair value of the Fund’s investments were materially higher or lower than the values that the Fund ultimately realizes upon the disposal of such investments.
4